Investment Securities (Fair Value and Gross Unrealized Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Available for sale:
Fair value, less than 12 months		$ 1,462,232
Marketable securities, less than 12 months	$ 523,797
Unrealized losses, less than 12 Months		(9,339)
Marketable securities, less than 12 Months	(2,274)
Fair value, 12 months or more		757
Marketable securities, 12 months or more	1,448,109
Unrealized losses, 12 Months or More		(14)
Marketable securities, 12 Months or More	(14,340)
Fair value, Total		1,462,989
Marketable securities, Total	1,971,906
Unrealized losses, Total		(9,353)
Marketable securities, Total	16,614
Collateralized Mortgage Backed Securities [Member]
Available for sale:
Fair value, less than 12 months	523,031	1,462,232
Unrealized losses, less than 12 Months	(2,269)	(9,339)
Fair value, 12 months or more	1,448,109
Unrealized losses, 12 Months or More	(14,340)
Fair value, Total	1,971,140	1,462,232
Unrealized losses, Total	(16,609)	(9,339)
US States and Political Subdivisions Debt Securities [Member]
Available for sale:
Fair value, less than 12 months	766
Unrealized losses, less than 12 Months	(5)
Fair value, 12 months or more		757
Unrealized losses, 12 Months or More		(14)
Fair value, Total	766	757
Unrealized losses, Total	$ (5)	$ (14)